RELATED PARTY TRANSACTIONS - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022	Jun. 30, 2022 shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Directors' remuneration expense | $	$ 863	$ 547			$ 1,529			$ 1,117
Restricted shares expense
Disclosure Of Transactions Between Related Parties [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		22,422	33,194	33,194		32,942	32,942
Key Executive
Disclosure Of Transactions Between Related Parties [Line Items]
Balance outstanding to a related party | $	$ 97		$ 97	$ 97	$ 97				$ 1,399
Number of other equity instruments granted in share-based payment arrangement (in shares)				44,666			400,000
Non-executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)				33,194			77,320
Non-executive Directors | Restricted shares expense
Disclosure Of Transactions Between Related Parties [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)							32,942